Accumulated other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2019
Accumulated other comprehensive income
Accumulated other comprehensive income/(loss)
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	AOCI
2Q19 (CHF million)
Balance at beginning of period	(26)	(13,245)	24	(3,956)	363	(2,033)	(18,873)
Increase/(decrease)	45	(589)	12	323	338	(312)	(183)
Increase/(decrease) due to equity method investments	(3)	0	0	0	0	0	(3)
Reclassification adjustments, included in net income/(loss)	1	0	0	63	(32)	81	113
Total increase/(decrease)	43	(589)	12	386	306	(231)	(73)
Balance at end of period	17	(13,834)	36	(3,570)	669	(2,264)	(18,946)
1Q19 (CHF million)
Balance at beginning of period	(72)	(13,442)	10	(3,974)	387	(890)	(17,981)
Increase/(decrease)	47	195	14	0	0	(1,151)	(895)
Increase/(decrease) due to equity method investments	(4)	0	0	0	0	0	(4)
Reclassification adjustments, included in net income/(loss)	3	2	0	60	(24)	30	71
Cumulative effect of accounting changes, net of tax [1]	0	0	0	(42)	0	(22)	(64)
Total increase/(decrease)	46	197	14	18	(24)	(1,143)	(892)
Balance at end of period	(26)	(13,245)	24	(3,956)	363	(2,033)	(18,873)
2Q18 (CHF million)
Balance at beginning of period	(95)	(13,612)	21	(3,503)	491	(2,153)	(18,851)
Increase/(decrease)	(66)	562	(1)	1	0	733	1,229
Increase/(decrease) due to equity method investments	(4)	0	0	0	0	0	(4)
Reclassification adjustments, included in net income/(loss)	60	(2)	(7)	72	(29)	28	122
Total increase/(decrease)	(10)	560	(8)	73	(29)	761	1,347
Balance at end of period	(105)	(13,052)	13	(3,430)	462	(1,392)	(17,504)
6M19 (CHF million)
Balance at beginning of period	(72)	(13,442)	10	(3,974)	387	(890)	(17,981)
Increase/(decrease)	92	(394)	26	323	338	(1,463)	(1,078)
Increase/(decrease) due to equity method investments	(7)	0	0	0	0	0	(7)
Reclassification adjustments, included in net income/(loss)	4	2	0	123	(56)	111	184
Cumulative effect of accounting changes, net of tax [1]	0	0	0	(42)	0	(22)	(64)
Total increase/(decrease)	89	(392)	26	404	282	(1,374)	(965)
Balance at end of period	17	(13,834)	36	(3,570)	669	(2,264)	(18,946)
6M18 (CHF million)
Balance at beginning of period	(62)	(13,119)	48	(3,583)	522	(2,544)	(18,738)
Increase/(decrease)	(113)	69	(7)	11	0	1,117	1,077
Increase/(decrease) due to equity method investments	(3)	0	0	0	0	0	(3)
Reclassification adjustments, included in net income/(loss)	73	(2)	(7)	142	(60)	35	181
Cumulative effect of accounting changes, net of tax	0	0	(21)	0	0	0	(21)
Total increase/(decrease)	(43)	67	(35)	153	(60)	1,152	1,234
Balance at end of period	(105)	(13,052)	13	(3,430)	462	(1,392)	(17,504)
1 Reflects the reclassification from AOCI to retained earnings as a result of the adoption of ASU 2018-02. Refer to "Note 2 - Recently issued accounting standards" for further information.

Details on significant reclassification adjustments
Details on significant reclassification adjustments
in	2Q19	1Q19	2Q18	6M19	6M18
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments	0	2	(2)	2	(2)
Actuarial gains/(losses)
Amortization of recognized actuarial losses [1]	80	76	90	156	178
Tax expense/(benefit)	(17)	(16)	(18)	(33)	(36)
Net of tax	63	60	72	123	142
Net prior service credit/(cost)
Amortization of recognized prior service credit/(cost) [1]	(41)	(30)	(37)	(71)	(76)
Tax expense	9	6	8	15	16
Net of tax	(32)	(24)	(29)	(56)	(60)
1 These components are included in the computation of total benefit costs. Refer to "Note 27 – Pension and other post-retirement benefits" for further information.

Additional share information
Additional share information
	2Q19		1Q19		2Q18		6M19		6M18
Common shares issued
Balance at beginning of period	2,556,011,720		2,556,011,720		2,556,011,720		2,556,011,720		2,556,011,720
Balance at end of period	2,556,011,720		2,556,011,720		2,556,011,720		2,556,011,720		2,556,011,720
Treasury shares
Balance at beginning of period	(48,217,358)		(5,427,691)		(16,413,030)		(5,427,691)		(5,757,666)
Sale of treasury shares	153,739,570		238,506,125		173,383,973		392,245,695		371,216,190
Repurchase of treasury shares	(190,464,698)		(282,969,737)		(205,279,026)		(473,434,435)		(415,339,165)
Share-based compensation	36,705,356		1,673,945		42,340,132		38,379,301		43,912,690
Balance at end of period	(48,237,130)		(48,217,358)		(5,967,951)		(48,237,130)		(5,967,951)
Common shares outstanding
Balance at end of period	2,507,774,590	[1]	2,507,794,362	[1]	2,550,043,769	[2]	2,507,774,590	[1]	2,550,043,769	[2]
1
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,193,477 of these shares were reserved for capital instruments.

2
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 505,062,294 of these shares were reserved for capital instruments.

Bank
Accumulated other comprehensive income
Accumulated other comprehensive income/(loss)
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	AOCI
6M19 (CHF million)
Balance at beginning of period	(58)	(13,573)	9	(350)	(8)	(860)	(14,840)
Increase/(decrease)	93	(384)	27	0	0	(1,349)	(1,613)
Reclassification adjustments, included in net income/(loss)	0	0	0	8	0	111	119
Cumulative effect of accounting changes, net of tax [1]	0	0	0	(42)	0	(22)	(64)
Total increase/(decrease)	93	(384)	27	(34)	0	(1,260)	(1,558)
Balance at end of period	35	(13,957)	36	(384)	(8)	(2,120)	(16,398)
6M18 (CHF million)
Balance at beginning of period	(51)	(13,248)	48	(381)	2	(2,302)	(15,932)
Increase/(decrease)	(113)	57	(6)	(7)	0	956	887
Reclassification adjustments, included in net income/(loss)	70	(2)	(7)	22	0	35	118
Cumulative effect of accounting changes, net of tax	0	0	(22)	0	0	0	(22)
Total increase/(decrease)	(43)	55	(35)	15	0	991	983
Balance at end of period	(94)	(13,193)	13	(366)	2	(1,311)	(14,949)
1 Reflects the reclassification from AOCI to retained earnings as a result of the adoption of ASU 2018-02. Refer to "Note 2 - Recently issued accounting standards" for further information.

Details on significant reclassification adjustments
Details on significant reclassification adjustments
in	6M19	6M18
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments	0	(2)
Actuarial gains/(losses)
Amortization of recognized actuarial losses [1]	10	26
Tax expense/(benefit)	(2)	(4)
Net of tax	8	22
1 These components are included in the computation of total benefit costs. Refer to "Note 26 – Pension and other post-retirement benefits" for further information.